Document And Entity Information	Oct. 15, 2025
Document Information Line Items
Entity Central Index Key	0002081536
Document Type	S-1
Entity Registrant Name	White Pearl Acquisition Corp.
Entity Incorporation, State or Country Code	D8
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false